KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2024
Key Managment Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION	KEY MANAGEMENT PERSONNEL COMPENSATION
Key management personnel comprise the members of the Executive Leadership Team and the members of the Board of Directors. Their compensation is as follows:
Remuneration of the Executive Leadership Team and Board of Directors

	Year ended December 31
	2024	2023	2022
	CHF in millions
Wages, salaries and social security charges	8.4	6.2	8.0
Pension costs	0.8	0.8	1.2
Share-based compensation	6.6	6.9	9.1
Termination benefits	0.7	2.5	0.7
Total	16.5	16.4	19.0